Business combinations - ACTech (Details) - ACTech [member] € in Thousands	Dec. 31, 2019 EUR (€)
Fair value at acquisition date [member]
Assets [Abstract]
Technology	€ 515
Customer relations	17,092
Other intangible assets	985
Property, plant and equipment	20,229
Deferred tax assets	88
Other non-current financial assets	56
Inventory	2,789
Trade receivables	5,176
Cash and cash equivalents	2,244
Other assets	542
Total Assets	49,716
Liabilities [Abstract]
Deferred tax liabilities	(6,024)
Deferred income	0
Loans and borrowings	(11,308)
Trade payables	(777)
Tax payables	(2,450)
Other liabilities	(9,062)
Total Liabilities	(29,621)
Total identified assets and liabilities	20,095
Goodwill	8,812
Acquisition price	28,907
Cash and cash equivalents acquired	(2,244)
Acquisition price in cash including escrow	29,417
Total cash flow	27,173
Carrying value at acquisition date [member]
Assets [Abstract]
Technology	0
Customer relations	0
Other intangible assets	6,330
Property, plant and equipment	19,986
Deferred tax assets	503
Other non-current financial assets	56
Inventory	2,356
Trade receivables	5,176
Cash and cash equivalents	2,244
Other assets	542
Total Assets	37,193
Liabilities [Abstract]
Deferred tax liabilities	(47)
Deferred income	(1,298)
Loans and borrowings	(11,308)
Trade payables	(777)
Tax payables	(3,664)
Other liabilities	(9,062)
Total Liabilities	(26,156)
Total identified assets and liabilities	11,037
Fair value adjustments [member]
Assets [Abstract]
Technology	515
Customer relations	17,092
Other intangible assets	(5,345)
Property, plant and equipment	243
Deferred tax assets	(415)
Other non-current financial assets	0
Inventory	433
Trade receivables	0
Cash and cash equivalents	0
Other assets	0
Total Assets	12,523
Liabilities [Abstract]
Deferred tax liabilities	(5,977)
Deferred income	1,298
Loans and borrowings	0
Trade payables	0
Tax payables	1,214
Other liabilities	0
Total Liabilities	(3,465)
Total identified assets and liabilities	€ 9,058